Subsequent event (Details) $ / shares in Units, $ in Thousands, $ in Thousands													1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2023 MXN ($)	Jun. 30, 2023 MXN ($)	Apr. 21, 2023 MXN ($) installment	Mar. 10, 2023 MXN ($) tranche	Feb. 16, 2023 MXN ($)	Jul. 25, 2022 MXN ($) $ / shares	May 24, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) item	Mar. 31, 2022 MXN ($) tranche	Jan. 19, 2022 MXN ($) $ / shares	Dec. 22, 2021 $ / shares	Apr. 21, 2021 $ / shares	Mar. 31, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Subsequent event
Dividends approved										$ 4,370,000
Number of installments for payment of a cash dividend | item								2
Dividends per share | $ / shares										$ 11.202023995	$ 11.201923995	$ 5.126738671
Repayment of borrowings															$ 138,664	$ 2,700,000	$ 13,967	$ 42,592
Amortization of debt securities																	$ (3,000,000)
Dividend payments
Subsequent event
Dividends approved						$ 500,000	$ 1,800,000	$ 2,300,000
Number of installments for payment of a cash dividend | item								2
Dividends per share | $ / shares						$ 1.28168466	$ 4.614064804
Debt instrument, bonds issued on March 31, 2022
Subsequent event
Principal amount									$ 4,000,000				$ 4,000,000	$ 4,000,000
Number of tranches | tranche									2
Debt instrument, bonds issued on March 31, 2022 | Variable interest rate
Subsequent event
Principal amount									$ 1,700,000				$ 1,700,000	$ 1,700,000
Term of loan									5 years
Spread on interest rate basis									14.00%				14.00%	14.00%
Debt instrument, bonds issued on March 31, 2022 | Fixed interest rate
Subsequent event
Principal amount									$ 2,300,000				$ 2,300,000	$ 2,300,000
Term of loan													7 years
Interest rate (as a percent)									9.35%				9.35%	9.35%
Debt instrument bonds issued on March 10,2023
Subsequent event
Principal amount				$ 3,200,000
Number of tranches | tranche				2
Repayment of borrowings				$ 1,200,000
Amortization of debt securities				1,500,000
Debt instrument bonds issued on March 10,2023 | Variable interest rate
Subsequent event
Principal amount				$ 640,000
Term of loan				3 years 4 months 24 days
Spread on interest rate basis				22.00%
Debt instrument bonds issued on March 10,2023 | Fixed interest rate
Subsequent event
Principal amount				$ 2,560,000
Term of loan				7 years
Interest rate (as a percent)				10.26%
Debt Maturing on April 10, 2026 and April 7, 2028
Subsequent event
Interest rate basis				28-day TIIE										28-day TIIE
Declaration of Dividend
Subsequent event
Dividends approved	$ 500,000	$ 1,800,000	$ 2,300,000		$ 1,450,000
Dividends Payable					$ 1,450,000
Number of installments for payment of a cash dividend | installment			2